UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2008
Check here if Amendment [    ]; Amendment Number:  _____
	This Amendment (Check only one.):
	[    ] is a restatement.
	[    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   DDJ Capital Management, LLC
Address:    130 Turner Street, Building 3, Suite 600, Waltham, MA
02453
Form 13F File Number:    28-6136

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   David J. Breazzano
Title:     President
Phone:   781-283-8500

Signature, Place, and Date of Signing:


/s/ David J. Breazzano
David J. Breazzano     Waltham, MA       August 12, 2008

Report Type (Check only one.):
[X]     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)
[    ]     13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
manager(s).)
[    ]     13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        	                0
Form 13F Information Table Entry Total:           	10
Form 13F Information Table Value Total:      	17,244
List of Other Included Managers:                     	  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.





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Form 13F Information Table

NAME OF	TITLE OF	CUSIP	VALUE	SHARES/ 	SH/	PUT/	INVSTMT	OTHR	VOTING AUTHORITY
ISSUER	CLASS		(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MNGRS	SOLE	SHRD	NNE


ALLIANCE ONE	COM	018772103	265	51,900	SH		SOLE		51,900
BLOCKBUSTER INC	CL B	093679207	404	200,000	SH		SOLE		200,000
HAYES LEMMERZ INTL INC.	COM NEW	420781304	630	221,800	SH		SOLE		221,800
INTERNATIONAL COAL	COM	45928H106	3,564	273,100	SH		SOLE		273,100
MEADOW VY CORP	COM	583185103	1,088	120,888	SH		SOLE		120,888
PHYSICIANS FORMULA
 HLDGS INC	COM	719427106	5,579	596,714	SH		SOLE		596,714
POWERSECURE INTL INC.	COM	73936N105	3,141	432,658	SH		SOLE		432,658
RADNET INC	COM	650491102	1,149	185,340	SH		SOLE		185,340
READY MIX INC	COM	755747102	354	71,565	SH		SOLE		71,565
REGAL ENTMT GROUP	CL A	758766109	1,070	70,000	SH		SOLE		70,000
GRAND TOTAL	17,244	2,223,965	2,223,965


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